13. Stockholders Deficit (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Stock
Transaction Type		Quantity	Valuation	Range of Value per Share
2014 Equity Transactions

Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001

Common stock issued per mutual release and waiver	(2)	250,000	62,500	0.25
December 31, 2014		1,250,000	63,500	$.001-0.25
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(3)	1,718,585	429,646	0.25

Common stock issued per Employment Agreement of CEO - 500,000 to be issued	(4)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(5)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering - to be issued	(6)	500,000	500,000	1.00
December 31 2015		6,751,251	$3,313,336	$0.25-1.00

Stock Options - Assumptions
Exercise price	$0.375
Expected dividends	0%
Expected volatility	150%
Risk free interest rate	1.76%
Expected term	5 years

Stock Option Activity
		Weighted Average	Weighted Average Remaining Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.67	—

Summary of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2013	4,338,884	0.242	4.9
Granted	5,390,100	0.375	5
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	0.375	3.2